SHARE BASED COMPENSATION - Summary of the non-vested shares activity (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Number of Non-vested Shares
Outstanding, beginning balance | shares	65,145
Granted | shares	239,680
Vested | shares	(177,360)
Forfeited | shares	(5,605)
Outstanding, ending balance | shares	121,860
Weighted Average Grant Date Fair Value
Outstanding, beginning balance | $ / shares	$ 2.28
Granted | $ / shares	0.41
Vested | $ / shares	0.49
Forfeited | $ / shares	14.28
Outstanding, ending balance | $ / shares	$ 0.65